Commitments (Details) (USD $)	12 Months Ended
	Jan. 31, 2015	Jan. 31, 2014	Jan. 31, 2013
Aggregate minimum rentals under non-cancelable leases [Line Items]
Operating leases, rent expense	$ 2,800,000,000	$ 2,800,000,000	$ 2,600,000,000
Potential future lease commitments for land and buildings, number of future locations	282
Operating leases, rent expense, contingent rentals	58,000,000
Potential aggregate termination payment	$ 64,000,000
Minimum
Aggregate minimum rentals under non-cancelable leases [Line Items]
Commitment on lease years	1
Maximum
Aggregate minimum rentals under non-cancelable leases [Line Items]
Commitment on lease years	30